STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total		Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]		Deferred Compensation [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Feb. 04, 2007	$ 0		$ 0		$ 0		$ 0		$ 0	$ 0
Balance (in shares) at Feb. 04, 2007			0		0
Issuance of common stock for In Process research and development	1,427		0		27		1,400		0	0
Issuance of common stock for In Process research and development (in shares)			0		26,623,462
Issuance of common stock for cash, net	66		0		1		65		0	0
Issuance of common stock for cash, net (in shares)			0		1,540,859
Issuance of preferred stock and stock warrants for cash, net	560		3		0		557		0	0
Issuance of preferred stock and stock warrants for cash, net (in shares)			3,363,311		0
Net (loss)	(1,682)		0		0		0		0	(1,682)
Balance at Dec. 31, 2007	371		3		28		2,022		0	(1,682)
Balance (in shares) at Dec. 31, 2007			3,363,311		28,164,321
Issuance of series A-3 warrants for cash	43		0		0		43		0	0
Dividend on series A-3 preferred stock	(2)		0		0		(2)		0	0
Stock-based compensation	9		0		0		9		0	0
Net (loss)	(449)		0		0		0		0	(449)
Balance at Dec. 31, 2008	(28)		3		28		2,072		0	(2,131)
Balance (in shares) at Dec. 31, 2008			3,363,311		28,164,321
Issuance of series A-3 warrants for cash	92		0		0		92		0	0
Dividend on series A-3 preferred stock	(24)		0		0		(24)		0	0
Stock-based compensation	34		0		0		34		0	0
Net (loss)	(348)		0		0		0		0	(348)
Balance at Dec. 31, 2009	(274)		3		28		2,174		0	(2,479)
Balance (in shares) at Dec. 31, 2009			3,363,311		28,164,321
Issuance of preferred stock and stock warrants for cash, net	1,125		2		0		1,123		0	0
Issuance of preferred stock and stock warrants for cash, net (in shares)			1,536,235		0
Dividend on series A-3 preferred stock	(84)		0		0		(84)		0	0
Stock-based compensation	181		0		0		181		0	0
Net (loss)	(826)		0		0		0		0	(826)
Balance at Dec. 31, 2010	122		5		28		3,394		0	(3,305)
Balance (in shares) at Dec. 31, 2010			4,899,546		28,164,321
Issuance of preferred stock for cash, net	681		1		0		680		0	0
Issuance of preferred stock for cash, net (in shares)			1,044,640		0
Dividend on series A-3 preferred stock	(116)		0		0		(116)		0	0
Stock-based compensation	30		0		0		30		0	0
Net (loss)	(1,344)		0		0		0		0	(1,344)
Balance at Dec. 31, 2011	(627)		6		28		3,988		0	(4,649)
Balance (in shares) at Dec. 31, 2011			5,944,186		28,164,321
Common stock issuable in conjunction with exercise of stock options		[1]	0			[1]		[1]	0	0
Number of Options, Exercised			0		363,573
Issuance of preferred stock for cash, net	1,634		3		0		1,631		0	0
Issuance of preferred stock for cash, net (in shares)			2,519,426		0
Exchange of A-3 redeemable preferred stock to A-7 preferred stock	1,117		3		0		1,114		0	0
Exchange of A-3 redeemable preferred stock to A-7 preferred stock (in shares)			3,161,432		0
Dividend on series A-3 preferred stock	(109)		0		0		(109)		0	0
Stock-based compensation	1,992		0		0		1,992		0	0
Net (loss)	(3,473)						0		0	(3,473)
Balance at Dec. 31, 2012	534		12		28		8,616		0	(8,122)
Balance (in shares) at Dec. 31, 2012			11,625,044		28,527,894
Exchange of A-5 preferred stock to A-7 preferred stock		[1]		[1]	0			[1]	0		[1]
Exchange of A-5 preferred stock to A-7 preferred stock (in shares)			169,524		0
Cancellation of option exercise	0		0			[1]		[1]	0	0
Cancellation of option exercise (in shares)			0		(363,573)
Exchange of A-2 warrants to common stock	0		0			[1]		[1]	0	0
Exchange of A-2 warrants to common stock (in shares)			0		41,141
Forward split for Shell	0		0		10		(10)		0	0
Forward split for Shell (in shares)			0		9,997,332
Exchange of preferred stock to common stock	0		(12)		12		0		0	0
Exchange of preferred stock to common stock (in shares)			(11,794,568)		11,794,568
Issuance of Common Stock and warrants, net of $257 issuance expenses	2,856		0		2		2,854		0	0
Issuance of Common Stock and warrants, net of $257 issuance expenses (in shares)			0		2,490,000
Deferred compensation on restricted shares of common stock	337		0		1		1,126		(790)	0
Deferred compensation on restricted shares of common stock (in shares)			0		800,000
Stock-based compensation	735		0		0		735		0	0
Net (loss)	(3,325)		0		0		0		0	(3,325)
Balance at Dec. 31, 2013	$ 1,137		$ 0		$ 53		$ 13,321		$ (790)	$ (11,447)
Balance (in shares) at Dec. 31, 2013			0		53,287,362

[1]	- Less than $1